Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities:
Net loss	$ (31,389)	$ (16,561)	$ (86,079)	$ (83,733)	$ (91,761)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	30,187	31,273	124,347	127,723	120,912
Amortization of the right-of-use assets	2,077	2,439	8,363	10,380	8,207
Allowance for expected credit losses	279	9	8,316	3,280	1,407
Amortization of deferred financing costs and debt discount	320	943	3,606	3,798	3,836
Amortization of capitalized commission	7,948	7,262	29,280	29,119	25,641
Unrealized foreign currency transaction loss	287	4	153	67	39
Loss on extinguishment of debt			7,159
Loss on divestitures, net			0	9,634
Stock-based compensation	9,768	608	25,056	17,695	18,833
Change in deferred taxes	2	384	(596)	2,016	(12,299)
Change in operating assets and liabilities, net of acquired assets and liabilities:
Accounts receivable	18,968	(4,211)	19,966	786	(23,412)
Prepaid expenses and other assets	(7,021)	(2,316)	(6,797)	3,563	(2,002)
Capitalized commissions, net	(13,581)	(12,496)	(33,635)	(30,604)	(31,278)
Accounts payable, accrued expenses and other liabilities	16,783	11,238	1,961	(36,433)	(2,452)
Operating lease liabilities	(2,864)	(3,293)	(11,933)	(11,601)	(10,002)
Deferred revenue	48,160	35,922	33,029	(16,591)	42,360
Net cash provided by operating activities	79,924	51,205	122,196	29,099	48,029
Investing activities:
Purchase of property and equipment	(1,375)	(1,038)	(4,675)	(2,081)	(19,851)
Capitalized software development costs	(11,891)	(8,705)	(40,978)	(40,572)	(45,042)
Purchase of short-term investments	(21,238)	(24,336)	(35,727)	(26,919)	(27,759)
Maturities of short-term investments	16,824	9,116	35,189	27,901	35,627
Acquisitions, net of cash acquired			(14,769)	(1,400)	(16,729)
Proceeds from divestiture			122	500
Net cash used in investing activities	(17,680)	(24,963)	(60,838)	(42,571)	(73,754)
Financing activities:
Proceeds from Reverse Recapitalization Transaction			552,693
Payment of offering costs			(30,760)
Principal repayments on first lien term loan	0	(1,984)	(505,951)	(7,935)	(7,935)
Principal repayments of revolving credit facility	0	(8,400)	(13,400)	(26,600)
Proceeds from revolving credit facility				40,000
Repurchase of stock			(230)	(10)	(253)
Proceeds from exercise of stock options	510	319	522	73	28,540
Net cash provided by financing activities	510	(10,065)	2,874	5,528	20,352
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	(1,209)	(626)	(3,073)	693	255
Change in cash, cash equivalents, and restricted cash	61,545	15,551	61,159	(7,251)	(5,118)
Cash, cash equivalents, and restricted cash, beginning of year	126,629	65,470	65,470	72,721	77,839
Cash, cash equivalents, and restricted cash, end of year	188,174	81,021	126,629	65,470	72,721
Supplemental cash flow information:
Interest paid	2,584	4,382	29,056	35,552	47,856
Income taxes paid	1,743	1,350	5,410	6,193	7,092
Supplemental disclosure of non-cash investing and financing activities:
Outstanding payments for purchase of property and equipment at year end	382	174	554	413	622
Outstanding payments for capitalized software development costs at year end	$ 887	$ 654	$ 748	$ 356	$ 701